First Trust Preferred Securities and Income Fund Investment Strategy - First Trust Preferred Securities and Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in preferred securities and other securities with similar economic characteristics. Securities that have economic characteristics that are similar to preferred securities include certain debt instruments. Such debt instruments are typically issued by corporations, generally in the form of interest bearing notes, or by an affiliated business trust of a corporation, generally in the form of (i) beneficial interests in subordinated debentures or similarly structured securities or (ii) more senior debt securities that pay income and trade in a manner similar to preferred securities. The Fund may also invest in more traditional corporate debt securities and U.S. government securities. Preferred securities generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are generally junior to all forms of the company’s debt, including both senior and subordinated debt; therefore, the risks and potential rewards of investing in the Fund may at times be similar to the risks and potential rewards of investing in both equity funds and bond funds. Because the issuers of preferred securities are often financial companies, the Fund intends to concentrate (invest at least 25% of its net assets) in the industry or group of industries that comprise the financial sector, which may include banks, thrifts, brokerage firms, broker-dealers, investment banks, finance companies, real estate investment trusts (“REITs”) and companies involved in the insurance industry. The Fund may invest in companies with small-, mid- and large-capitalizations. Under normal market conditions, the Fund invests at least 60% of its net assets in securities rated investment grade (BBB–/Baa3 or higher) at the time of purchase by at least one independent rating agency, such as Standard & Poor’s Ratings Service, a division of The McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., or another nationally recognized statistical rating organization ("NRSRO"), and unrated securities judged to be of comparable quality by the Fund’s sub-advisor. The Fund may invest up to 40% of its net assets in securities rated below investment grade (BB+/Ba1 or lower) at the time of purchase, which are commonly referred to as “high yield” securities or “junk bonds.” For securities with a split rating, the highest available rating will be used. In addition, at the time of purchase, at least 80% of the Fund’s net assets are issued by issuers that have long-term issuer credit ratings of investment grade by at least one independent rating agency or judged to be of comparable quality by the Fund’s sub-advisor, if any issuer is unrated. Additionally, for newly-issued securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund may invest in securities of any duration or maturity. Under normal market conditions, the Fund may invest up to 15% of its net assets in cash and/or cash equivalents. The Fund may invest in securities issued by companies domiciled in the United States, U.S. dollar-denominated depositary receipts, U.S. dollar-denominated foreign securities and non-U.S. dollar-denominated securities. The Fund may invest in Rule 144A Securities, which are generally subject to resale restrictions and may be illiquid. The Fund may also invest in contingent convertible securities, fixed-to-floating rate securities, floating rate securities and hybrid capital securities. The Fund will concentrate its investments (i.e., invest more than 25% of Fund assets) in the industry or group of industries which comprise the financial sector. In addition, as of January 30, 2026, the Fund had significant investments in European issuers, although this may change from time to time.Over time, the Fund may have significant investments in a jurisdiction that it may not have had as of January 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of Fund assets) in the industry or group of industries which comprise the financial sector. In addition, as of January 30, 2026, the Fund had significant investments in European issuers, although this may change from time to time.